Shareholders' equity and reserves (Details - Warrants outstanding and exercisable) - Warrants [member]	6 Months Ended
	Jun. 30, 2026 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares	3,926,930	3,926,930	3,665,657
Exercise price | $ / shares	$ 0.99	$ 0.99	$ 1.06
Weighted average remaining life	1 year 5 months 4 days
Exercise Price $1.19 [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares	48,485
Exercise price | $ / shares	$ 1.19
Expiry date	Oct. 25, 2026
Weighted average remaining life	3 months 25 days
Exercise Price $1.19 One [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares	606,061
Exercise price | $ / shares	$ 1.19
Expiry date	Oct. 25, 2027
Weighted average remaining life	1 year 3 months 25 days
Exercise Price $1.19 Two [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares	326,263
Exercise price | $ / shares	$ 1.19
Expiry date	Dec. 03, 2027
Weighted average remaining life	1 year 5 months 4 days
Exercise Price $0.89 [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares	1,601,005
Exercise price | $ / shares	$ 0.89
Expiry date	Dec. 04, 2027
Weighted average remaining life	1 year 5 months 4 days
Exercise Price $0.89 One [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares	192,320
Exercise price | $ / shares	$ 0.89
Expiry date	Dec. 04, 2027
Weighted average remaining life	1 year 5 months 4 days
Exercise Price $0.89 Two [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares	445,286
Exercise price | $ / shares	$ 0.89
Expiry date	Dec. 12, 2027
Weighted average remaining life	1 year 5 months 12 days
Exercise Price $0.89 Three [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares	364,119
Exercise price | $ / shares	$ 0.89
Expiry date	Dec. 18, 2027
Weighted average remaining life	1 year 5 months 19 days
Exercise Price $0.89 Four [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares	43,290
Exercise price | $ / shares	$ 0.89
Expiry date	Dec. 18, 2027
Weighted average remaining life	1 year 5 months 19 days
Exercise Price $1.19 Three [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares	132,323
Exercise price | $ / shares	$ 1.19
Expiry date	Dec. 23, 2027
Weighted average remaining life	1 year 5 months 23 days
Exercise Price $1.19 Four [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement | shares	167,778
Exercise price | $ / shares	$ 1.19
Expiry date	Jun. 30, 2028
Weighted average remaining life	2 years